First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
February 29, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 95.3%
	Capital Markets – 95.3%
150,000	Ares Capital Corp. (a)	$3,034,500
50,000	Bain Capital Specialty Finance, Inc.	785,500
390,000	Barings BDC, Inc. (a)	3,822,000
332,000	BlackRock TCP Capital Corp. (a)	3,559,040
160,000	Blackstone Secured Lending Fund (a)	4,736,000
150,000	Blue Owl Capital Corp. (a)	2,262,000
71,000	Capital Southwest Corp. (a)	1,712,520
42,565	Crescent Capital BDC, Inc. (a)	713,389
38,500	FS KKR Capital Corp. (a)	726,880
135,000	Goldman Sachs BDC, Inc. (a)	2,027,700
260,000	Golub Capital BDC, Inc. (a)	4,048,200
340,000	Hercules Capital, Inc. (a)	6,140,400
111,000	Main Street Capital Corp. (a)	5,073,810
353,000	New Mountain Finance Corp. (a)	4,550,170
10,000	Oaktree Specialty Lending Corp.	199,500
98,000	OFS Capital Corp. (a)	1,127,000
50,000	Palmer Square Capital BDC, Inc. (b)	813,000
600,000	PennantPark Investment Corp. (a)	4,092,000
44,000	Portman Ridge Finance Corp.	808,720
177,000	Sixth Street Specialty Lending, Inc. (a)	3,863,910
161,000	SLR Investment Corp. (a)	2,408,560
48,000	Trinity Capital, Inc.	697,920
	Total Common Stocks - Business Development Companies	57,202,719
	(Cost $58,159,043)
COMMON STOCKS – 17.4%
	Banks – 1.2%
20,000	Bank of America Corp.	690,400
	Capital Markets – 5.1%
11,000	Blackstone, Inc.	1,406,020
100,000	Nuveen Churchill Direct Lending Corp.	1,681,000
		3,087,020
	Financial Services – 3.1%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,842,300
	Insurance – 0.4%
150	Markel Group, Inc. (b)	223,872
	Mortgage REITs – 7.6%
210,000	AGNC Investment Corp. (a)	2,007,600
Shares	Description	Value

	Mortgage REITs (Continued)
135,000	Annaly Capital Management, Inc. (a)	$2,577,150
		4,584,750
	Total Common Stocks	10,428,342
	(Cost $10,230,908)
	Total Investments – 112.7%	67,631,061
	(Cost $68,389,951)
	Outstanding Loan – (14.3)%	(8,600,000)
	Net Other Assets and Liabilities – 1.6%	953,170
	Net Assets – 100.0%	$59,984,231

(a)	All or a portion of this security serves as collateral for the outstanding loan. At February 29, 2024, the segregated value of these securities amounts to $41,804,755.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$57,202,719	$57,202,719	$—	$—
Common Stocks*	10,428,342	10,428,342	—	—
Total Investments	$67,631,061	$67,631,061	$—	$—

*	See Portfolio of Investments for industry breakout.